Employee benefits - Summary of Amount Recognized in the Balance Sheet for Jaguar Land Rover Limited Pension Plan (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of defined benefit plans [line items]
Non - current liabilities	$ (42.7)	₨ (3,237.4)	₨ (40,917.5)
Jaguar Land Rover Pension plan [member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligation	9,867.1	747,837.1	849,619.6
Fair value of plan assets	10,404.0	788,556.2	810,714.6
Net (liability)/Assets	536.9	40,719.1	(38,905.0)
Non - current assets	569.2	43,169.6	50.4
Non - current liabilities	(32.3)	(2,450.5)	(38,955.4)
Net (liability)/Assets	$ 536.9	₨ 40,719.1	₨ (38,905.0)